Income Taxes (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Differences between the effective income tax rates
Statutory federal income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	3.10%	3.00%	3.20%
Other, net	0.40%	0.50%	(6.50%)
Total	38.50%	38.50%	31.70%